Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of stock options	€ 562,000	€ 4,436,000